Document and Entity Information	Nov. 09, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001757898
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	STERIS plc
Entity Incorporation State Country Code	L2
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Entity Address, Address Line One	70 Sir John Rogerson’s Quay
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 R296
City Area Code	353
Local Phone Number	1 232 2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE
STE Two 700 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
Two 700 Senior Notes Due 2051 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Senior Notes due 2051
Trading Symbol	STE/51
Security Exchange Name	NYSE